Share-Based Payment (Details) - 12 months ended Dec. 31, 2024	Share ₪ / shares	Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of options	12,228,474	12,228,474
Number of options which were exercised as of the date of the financial report	1,582,798	1,582,798
Number of options which expired / were forfeited as of the date of the financial report	1,280,727	1,280,727
Number of options remaining as of the date of the financial report	8,406,355	8,406,355
Allocated Options To Employees Dated 05.02.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2/5/2018	2/5/2018
Number of offerees	6	6
Total number of options	310,000	310,000
Exercise price in NIS | (per share)	₪ 18.4	$ 5.35
Option value in NIS/USD | (per share)	₪ 7.7	$ 2.24
Number of options which were exercised as of the date of the financial report	228,564	228,564
Number of options which expired / were forfeited as of the date of the financial report	36,250	36,250
Expiration date of the options	2/5/2025	2/5/2025
Number of options remaining as of the date of the financial report	0	0
Allocated Options To Employees1 Dated 26.07.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	7/26/2018	7/26/2018
Number of offerees	2	2
Total number of options	80,000	80,000
Exercise price in NIS | (per share)	₪ 19.08	$ 5.24
Option value in NIS/USD | (per share)	₪ 8.35	$ 2.3
Number of options which were exercised as of the date of the financial report	40,000	40,000
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	7/26/2025	7/26/2025
Number of options remaining as of the date of the financial report	0	0
Allocated Options To Employees Dated 26.08.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	8/26/2018	8/26/2018
Number of offerees	5	5
Total number of options	200,000	200,000
Exercise price in NIS | (per share)	₪ 18.75	$ 5.15
Option value in NIS/USD | (per share)	₪ 8.63	$ 2.37
Number of options which were exercised as of the date of the financial report	114,069	114,069
Number of options which expired / were forfeited as of the date of the financial report	30,000	30,000
Expiration date of the options	8/26/2025	8/26/2025
Number of options remaining as of the date of the financial report	51,931	51,931
Allocated Options To Employees Dated 12.09.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/12/2018(A)(B)	9/12/2018(A)(B)
Number of offerees	2	2
Total number of options	1,350,000	1,350,000
Exercise price in NIS | (per share)	₪ 19.61	$ 5.47
Option value in NIS/USD | (per share)	₪ 8.55	$ 2.38
Number of options which were exercised as of the date of the financial report	388,131	388,131
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	9/12/2025	9/12/2025
Number of options remaining as of the date of the financial report	976,772	976,772
Allocated Options To Employees Dated 28.10.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	(B)28/10/2018	(B)28/10/2018
Number of offerees	2	2
Total number of options	1,602,000	1,602,000
Exercise price in NIS | (per share)	₪ 19.95	$ 5.39
Option value in NIS/USD | (per share)	₪ 7.87	$ 2.12
Number of options which were exercised as of the date of the financial report	432,221	432,221
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	10/28/2025	10/28/2025
Number of options remaining as of the date of the financial report	541,596	541,596
Allocated Options To Employees Dated 1.11.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	11/1/2018	11/1/2018
Number of offerees	2	2
Total number of options	495,000	495,000
Exercise price in NIS | (per share)	₪ 19.87	$ 5.36
Option value in NIS/USD | (per share)	₪ 8.4	$ 2.27
Number of options which were exercised as of the date of the financial report	129,361	129,361
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	11/1/2025	11/1/2025
Number of options remaining as of the date of the financial report	265,386	265,386
Allocated Options To Employees Dated 31.03.2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	3/31/2019	3/31/2019
Number of offerees	3	3
Total number of options	100,000	100,000
Exercise price in NIS | (per share)	₪ 21.74	$ 5.99
Option value in NIS/USD | (per share)	₪ 9.61	$ 2.65
Number of options which were exercised as of the date of the financial report	40,000	40,000
Number of options which expired / were forfeited as of the date of the financial report	40,000	40,000
Expiration date of the options	3/31/2026	3/31/2026
Number of options remaining as of the date of the financial report	0	0
Allocated Options To Employees Dated 4.4.2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	4/4/2019	4/4/2019
Number of offerees	2	2
Total number of options	80,000	80,000
Exercise price in NIS | (per share)	₪ 22	$ 6.11
Option value in NIS/USD | (per share)	₪ 9.4	$ 2.61
Number of options which were exercised as of the date of the financial report	60,000	60,000
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	4/4/2026	4/4/2026
Number of options remaining as of the date of the financial report	0	0
Allocated Options To Employees Dated 27.5.2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	5/27/2019	5/27/2019
Number of offerees	3	3
Total number of options	80,000	80,000
Exercise price in NIS | (per share)	₪ 23.7	$ 6.56
Option value in NIS/USD | (per share)	₪ 10.34	$ 2.86
Number of options which were exercised as of the date of the financial report	30,000	30,000
Number of options which expired / were forfeited as of the date of the financial report	30,000	30,000
Expiration date of the options	5/27/2026	5/27/2026
Number of options remaining as of the date of the financial report	20,000	20,000
Allocated Options To Employees Dated 28.11.2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	11/28/2019	11/28/2019
Number of offerees	4	4
Total number of options	110,000	110,000
Exercise price in NIS | (per share)	₪ 41.57	$ 11.98
Option value in NIS/USD | (per share)	₪ 19.06	$ 5.49
Number of options which were exercised as of the date of the financial report	16,000	16,000
Number of options which expired / were forfeited as of the date of the financial report	40,000	40,000
Expiration date of the options	11/28/2026	11/28/2026
Number of options remaining as of the date of the financial report	54,000	54,000
Allocated Options To Employees Dated 28.11.2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	28/11/2019(C)	28/11/2019(C)
Number of offerees	1	1
Total number of options	100,000	100,000
Exercise price in NIS | (per share)	₪ 41.97	$ 12.09
Option value in NIS/USD | (per share)	₪ 18	$ 5.19
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	11/28/2026	11/28/2026
Number of options remaining as of the date of the financial report	100,000	100,000
Allocated Options To Employees Dated 20.01.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	1/20/2020	1/20/2020
Number of offerees	20	20
Total number of options	271,500	271,500
Exercise price in NIS | (per share)	₪ 44.68	$ 12.93
Option value in NIS/USD | (per share)	₪ 19.7	$ 5.7
Number of options which were exercised as of the date of the financial report	49,500	49,500
Number of options which expired / were forfeited as of the date of the financial report	59,250	59,250
Expiration date of the options	1/20/2027	1/20/2027
Number of options remaining as of the date of the financial report	136,750	136,750
Allocated Options To Employees Dated 12.04.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/04/2020 (D)	12/04/2020 (D)
Number of offerees	1	1
Total number of options	70,000	70,000
Exercise price in NIS | (per share)	₪ 41.1	$ 11.48
Option value in NIS/USD | (per share)	₪ 15.5	$ 4.33
Number of options which were exercised as of the date of the financial report	19,953	19,953
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	4/12/2027	4/12/2027
Number of options remaining as of the date of the financial report	50,047	50,047
Allocated Options To Employees Dated 17.05.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	5/17/2020	5/17/2020
Number of offerees	6	6
Total number of options	110,000	110,000
Exercise price in NIS | (per share)	₪ 48.5	$ 13.69
Option value in NIS/USD | (per share)	₪ 19.7	$ 5.56
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	22,500	22,500
Expiration date of the options	5/17/2027	5/17/2027
Number of options remaining as of the date of the financial report	60,000	60,000
Allocated Options To Employees Dated 23.07.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	7/23/2020	7/23/2020
Number of offerees	3	3
Total number of options	45,000	45,000
Exercise price in NIS | (per share)	₪ 54.6	$ 15.96
Option value in NIS/USD | (per share)	₪ 19.8	$ 5.79
Number of options which were exercised as of the date of the financial report	17,500	17,500
Number of options which expired / were forfeited as of the date of the financial report	16,250	16,250
Expiration date of the options	7/23/2027	7/23/2027
Number of options remaining as of the date of the financial report	10,000	10,000
Allocated Options To Employees Dated 13.10.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	10/13/2020	10/13/2020
Number of offerees	1	1
Total number of options	103,000	103,000
Exercise price in NIS | (per share)	₪ 62.09	$ 18.34
Option value in NIS/USD | (per share)	₪ 27.7	$ 8.18
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	0	0
Expiration date of the options	10/13/2027	10/13/2027
Number of options remaining as of the date of the financial report	41,875	41,875
Allocated Options To Employees Dated 11.10.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	11/10/2020	11/10/2020
Number of offerees	7	7
Total number of options	115,000	115,000
Exercise price in NIS | (per share)	₪ 64.8	$ 19.19
Option value in NIS/USD | (per share)	₪ 24.1	$ 7.14
Number of options which were exercised as of the date of the financial report	7,500	7,500
Number of options which expired / were forfeited as of the date of the financial report	42,500	42,500
Expiration date of the options	11/10/2027	11/10/2027
Number of options remaining as of the date of the financial report	65,000	65,000
Allocated Options To Employees Dated 25.05.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	5/25/2021	5/25/2021
Number of offerees	9	9
Total number of options	141,000	141,000
Exercise price in NIS | (per share)	₪ 65.79	$ 20.29
Option value in NIS/USD | (per share)	₪ 24.6	$ 7.59
Number of options which were exercised as of the date of the financial report	10,000	10,000
Number of options which expired / were forfeited as of the date of the financial report	49,500	49,500
Expiration date of the options	5/25/2028	5/25/2028
Number of options remaining as of the date of the financial report	81,500	81,500
Allocated Options To Employees Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/30/2021	9/30/2021
Number of offerees	26	26
Total number of options	674,000	674,000
Exercise price in NIS | (per share)	₪ 69.76	$ 21.6
Option value in NIS/USD | (per share)	₪ 25.9	$ 8.02
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	249,000	249,000
Expiration date of the options	9/30/2028	9/30/2028
Number of options remaining as of the date of the financial report	425,000	425,000
Allocated Options To Employees Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/30/2021	9/30/2021
Number of offerees	1	1
Total number of options	60,000	60,000
Exercise price in NIS | (per share)	₪ 70.9	$ 21.96
Option value in NIS/USD | (per share)	₪ 25.9	$ 8.02
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	9/30/2028	9/30/2028
Number of options remaining as of the date of the financial report	60,000	60,000
Allocated Options To Employees Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	(E)30/09/2021	(E)30/09/2021
Number of offerees	4	4
Total number of options	1,182,000	1,182,000
Exercise price in NIS | (per share)	₪ 71.8	$ 22.24
Option value in NIS/USD | (per share)	₪ 25.9	$ 8.02
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	240,000	240,000
Expiration date of the options	9/30/2028	9/30/2028
Number of options remaining as of the date of the financial report	942,000	942,000
Allocated Options To Employees1 Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	(F)30/09/2021	(F)30/09/2021
Number of offerees	5	5
Total number of options	780,000	780,000
Exercise price in NIS | (per share)	₪ 71.8	$ 22.24
Option value in NIS/USD | (per share)	₪ 25.9	$ 8.02
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	9/30/2028	9/30/2028
Number of options remaining as of the date of the financial report	780,000	780,000
Allocated Options To Employees2 Dated 31.10.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	10/31/2021	10/31/2021
Number of offerees	1	1
Total number of options	10,000	10,000
Exercise price in NIS | (per share)	₪ 72.7	$ 23.2
Option value in NIS/USD | (per share)	₪ 30.2	$ 9.64
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	10/31/2028	10/31/2028
Number of options remaining as of the date of the financial report	10,000	10,000
Allocated Options To Employees3 Dated 08.02.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2/8/2022	2/8/2022
Number of offerees	9	9
Total number of options	541,400	541,400
Exercise price in NIS | (per share)	₪ 72.3	$ 22.43
Option value in NIS/USD | (per share)	₪ 23.93	$ 7.42
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	54,100	54,100
Expiration date of the options	2/8/2029	2/8/2029
Number of options remaining as of the date of the financial report	487,300	487,300
Allocated Options To Employees3 Dated 13.02.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	2/13/2022	2/13/2022
Number of offerees	21	21
Total number of options	282,000	282,000
Exercise price in NIS | (per share)	₪ 72.8	$ 22.32
Option value in NIS/USD | (per share)	₪ 22.69	$ 6.96
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	64,000	64,000
Expiration date of the options	2/13/2029	2/13/2029
Number of options remaining as of the date of the financial report	218,000	218,000
Allocated Options To Employees Dated 17.04.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	4/17/2022	4/17/2022
Number of offerees	72	72
Total number of options	269,250	269,250
Exercise price in NIS | (per share)	₪ 77.2	$ 23.86
Option value in NIS/USD | (per share)	₪ 27.92	$ 8.63
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	82,500	82,500
Expiration date of the options	4/17/2029	4/17/2029
Number of options remaining as of the date of the financial report	186,750	186,750
Allocated Options To Employees Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	28/06/2022(G)	28/06/2022(G)
Number of offerees	1	1
Total number of options	100,000	100,000
Exercise price in NIS | (per share)	₪ 68.64	$ 19.98
Option value in NIS/USD | (per share)	₪ 28.14	$ 8.19
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	6/28/2029	6/28/2029
Number of options remaining as of the date of the financial report	100,000	100,000
Allocated Options To Employees Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	6/28/2022	6/28/2022
Number of offerees	9	9
Total number of options	146,000	146,000
Exercise price in NIS | (per share)	₪ 63.9	$ 18.6
Option value in NIS/USD | (per share)	₪ 29.53	$ 8.59
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	6/28/2029	6/28/2029
Number of options remaining as of the date of the financial report	146,000	146,000
Allocated Options To Employees Dated 01.09.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/1/2022	9/1/2022
Number of offerees	10	10
Total number of options	97,000	97,000
Exercise price in NIS | (per share)	₪ 79.6	$ 23.66
Option value in NIS/USD | (per share)	₪ 33.82	$ 10.05
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	13,000	13,000
Expiration date of the options	9/1/2029	9/1/2029
Number of options remaining as of the date of the financial report	84,000	84,000
Allocated Options To Employees1 Dated 01.09.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	9/1/2022	9/1/2022
Number of offerees	1	1
Total number of options	10,000	10,000
Exercise price in NIS | (per share)	₪ 81.4	$ 24.2
Option value in NIS/USD | (per share)	₪ 33.15	$ 9.85
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	9/1/2029	9/1/2029
Number of options remaining as of the date of the financial report	10,000	10,000
Allocated Options To Employees Dated 30.10.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	10/30/2022	10/30/2022
Number of offerees	1	1
Total number of options	25,000	25,000
Exercise price in NIS | (per share)	₪ 78.2	$ 22.15
Option value in NIS/USD | (per share)	₪ 29.1	$ 8.24
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	10/30/2029	10/30/2029
Number of options remaining as of the date of the financial report	25,000	25,000
Allocated Options To Employees1 Dated 18.12.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/18/2022	12/18/2022
Number of offerees	9	9
Total number of options	126,000	126,000
Exercise price in NIS | (per share)	₪ 74.7	$ 21.71
Option value in NIS/USD | (per share)	₪ 30.26	$ 8.79
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	25,000	25,000
Expiration date of the options	12/18/2029	12/18/2029
Number of options remaining as of the date of the financial report	101,000	101,000
Allocated Options To Employees Dated 14.03.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	3/14/2023	3/14/2023
Number of offerees	12	12
Total number of options	124,000	124,000
Exercise price in NIS | (per share)	₪ 64.9	$ 17.89
Option value in NIS/USD | (per share)	₪ 23.83	$ 6.57
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	37,000	37,000
Expiration date of the options	3/14/2030	3/14/2030
Number of options remaining as of the date of the financial report	87,000	87,000
Allocated Options To Employees Dated 23.03.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	3/23/2023	3/23/2023
Number of offerees	37	37
Total number of options	114,000	114,000
Exercise price in NIS | (per share)	₪ 60.32	$ 16.7
Option value in NIS/USD | (per share)	₪ 24.73	$ 6.85
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	33,000	33,000
Expiration date of the options	3/23/2030	3/23/2030
Number of options remaining as of the date of the financial report	81,000	81,000
Allocated Options To Employees Dated 24.04.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	24/04/2023(H)	24/04/2023(H)
Number of offerees	2	2
Total number of options	220,000	220,000
Exercise price in NIS | (per share)	₪ 61.52	$ 16.8
Option value in NIS/USD | (per share)	₪ 23.63	$ 6.45
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	4/24/2030	4/24/2030
Number of options remaining as of the date of the financial report	220,000	220,000
Allocated Options To Employees Dated 25.05.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	5/25/2023	5/25/2023
Number of offerees	1	1
Total number of options	24,000	24,000
Exercise price in NIS | (per share)	₪ 62.6	$ 16.78
Option value in NIS/USD | (per share)	₪ 30.74	$ 8.24
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	5/25/2030	5/25/2030
Number of options remaining as of the date of the financial report	24,000	24,000
Allocated Options To Employees Dated 18.12.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	18/12/2023(I)	18/12/2023(I)
Number of offerees	2	2
Total number of options	146,427	146,427
Exercise price in NIS | (per share)	₪ 62.81	$ 17.19
Option value in NIS/USD | (per share)	₪ 31.53	$ 8.63
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	12/18/2030	12/18/2030
Number of options remaining as of the date of the financial report	146,427	146,427
Allocated Options To Employees Dated 08.01.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	(O)08/01/2024	(O)08/01/2024
Number of offerees	31	31
Total number of options	168,892	168,892
Exercise price in NIS | (per share)	₪ 68.04	$ 18.3
Option value in NIS/USD | (per share)	₪ 26.41	$ 7.1
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	16,842	16,842
Expiration date of the options	1/8/2031	1/8/2031
Number of options remaining as of the date of the financial report	152,050	152,050
Allocated Options To Employees Dated 08.01.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	(O)08/01/2024	(O)08/01/2024
Number of offerees	1	1
Total number of options	20,000	20,000
Exercise price in NIS | (per share)	₪ 68.04	$ 18.3
Option value in NIS/USD | (per share)	₪ 27.96	$ 7.52
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	1/8/2031	1/8/2031
Number of options remaining as of the date of the financial report	20,000	20,000
Allocated Options To Employees Dated 08.01.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	08/01/2024(P)	08/01/2024(P)
Number of offerees	121	121
Total number of options	444,343	444,343
Exercise price in NIS | (per share)	₪ 0	$ 0
Option value in NIS/USD | (per share)	₪ 67.52	$ 18.16
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	37,107	37,107
Expiration date of the options	1/8/2031	1/8/2031
Number of options remaining as of the date of the financial report	407,236	407,236
Allocated Options To Employees Dated 30.01.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	30/01/2024(P)	30/01/2024(P)
Number of offerees	112	112
Total number of options	286,821	286,821
Exercise price in NIS | (per share)	₪ 0	$ 0
Option value in NIS/USD | (per share)	₪ 64.72	$ 17.72
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	46,248	46,248
Expiration date of the options	1/30/2031	1/30/2031
Number of options remaining as of the date of the financial report	240,573	240,573
Allocated Options To Employees Dated 17.04.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	17/04/2024(J)	17/04/2024(J)
Number of offerees	8	8
Total number of options	131,928	131,928
Exercise price in NIS | (per share)	₪ 0	$ 0
Option value in NIS/USD | (per share)	₪ 61.54	$ 16.3
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	4/17/2031	4/17/2031
Number of options remaining as of the date of the financial report	131,928	131,928
Allocated Options To Employees Dated 21.04.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21/04/2024(O)	21/04/2024(O)
Number of offerees	10	10
Total number of options	55,944	55,944
Exercise price in NIS | (per share)	₪ 62.08	$ 16.41
Option value in NIS/USD | (per share)	₪ 24.98	$ 6.6
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	4/21/2031	4/21/2031
Number of options remaining as of the date of the financial report	55,944	55,944
Allocated Options To Employees Dated 21.04.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21/04/2024(K)	21/04/2024(K)
Number of offerees	2	2
Total number of options	89,669	89,669
Exercise price in NIS | (per share)	₪ 62.08	$ 16.41
Option value in NIS/USD | (per share)	₪ 26.83	$ 7.09
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	4/21/2031	4/21/2031
Number of options remaining as of the date of the financial report	89,669	89,669
Allocated Options To Employees Dated 21.04.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21/04/2024(P)	21/04/2024(P)
Number of offerees	42	42
Total number of options	62,983	62,983
Exercise price in NIS | (per share)	₪ 0	$ 0
Option value in NIS/USD | (per share)	₪ 62.38	$ 16.49
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	2,352	2,352
Expiration date of the options	4/21/2031	4/21/2031
Number of options remaining as of the date of the financial report	60,631	60,631
Allocated Options To Employees Dated 21.04.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21/04/2024(L)	21/04/2024(L)
Number of offerees	14	14
Total number of options	240,129	240,129
Exercise price in NIS | (per share)	₪ 0	$ 0
Option value in NIS/USD | (per share)	₪ 62.38	$ 16.49
Number of options which were exercised as of the date of the financial report	0	0
Number of options which expired / were forfeited as of the date of the financial report	14,328	14,328
Expiration date of the options	4/21/2031	4/21/2031
Number of options remaining as of the date of the financial report	225,801	225,801
Allocated Options To Employees Dated 15.09.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	15/09/2024(O)	15/09/2024(O)
Number of offerees	14	14
Total number of options	82,312	82,312
Exercise price in NIS | (per share)	₪ 59.45	$ 16.04
Option value in NIS/USD | (per share)	₪ 25.84	$ 6.97
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	9/15/2031	9/15/2031
Number of options remaining as of the date of the financial report	82,312	82,312
Allocated Options To Employees Dated 15.09.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	15/09/2024(M)	15/09/2024(M)
Number of offerees	2	2
Total number of options	208,341	208,341
Exercise price in NIS | (per share)	₪ 59.45	$ 16.04
Option value in NIS/USD | (per share)	₪ 27.63	$ 7.45
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	9/15/2031	9/15/2031
Number of options remaining as of the date of the financial report	208,341	208,341
Allocated Options To Employees Dated 15.09.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	15/09/2024(P)	15/09/2024(P)
Number of offerees	31	31
Total number of options	87,862	87,862
Exercise price in NIS | (per share)	₪ 0	$ 0
Option value in NIS/USD | (per share)	₪ 60.77	$ 16.39
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	9/15/2031	9/15/2031
Number of options remaining as of the date of the financial report	87,862	87,862
Allocated Options To Employees Dated 15.09.2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	15/09/2024(N)	15/09/2024(N)
Number of offerees	3	3
Total number of options	55,673	55,673
Exercise price in NIS | (per share)	₪ 0	$ 0
Option value in NIS/USD | (per share)	₪ 60.77	$ 16.39
Number of options which were exercised as of the date of the financial report	0	0
Expiration date of the options	9/15/2031	9/15/2031
Number of options remaining as of the date of the financial report	55,673	55,673